Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software
Property, equipment and software consist of the following:

	As of December 31,
	2019	2020
Cost:
Leasehold improvements	28,542	17,130
Computers and electronic equipment	18,721	14,540
Software	470	1,955
Construction in progress	1,325	1,325
Mechanical equipment	1,181	1,181
Motor vehicles	1,739	461

Total cost	51,978	36,592
Less: Accumulated depreciation and amortization	(29,376)	(24,399)

Property, equipment and software, net	22,602	12,193

Summary of Depreciation and Amortization Expenses
Depreciation and amortization expenses recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	For the Years Ended December 31,
	2018	2019	2020
General and administrative expenses	6,667	8,062	7,680
Research and development expenses	5,197	3,662	3,874
Cost of revenues	1,260	1,899	217
Sales and marketing expenses	21	81	81

Total	13,145	13,704	11,852